VOYAGEUR MUTUAL FUNDS III

Delaware Select Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class
Statutory Prospectus dated August 28, 2012
(as amended and restated September 12, 2012)

Effective January 1, 2013, the following replaces the information in the section entitled “Fund summary – Who manages the Fund? – Investment manager”:

Who manages the Fund?

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Jeffrey S. Van Harte, CFA	Senior Vice President, Chief Investment Officer – Focus Growth Equity	May 2005
Christopher J. Bonavico, CFA	Vice President, Senior Portfolio Manager, Equity Analyst	May 2005
Kenneth F. Broad, CFA	Vice President, Senior Portfolio Manager, Equity Analyst	May 2005
Patrick G. Fortier, CFA	Vice President, Portfolio Manager, Equity Analyst	May 2005
Gregory M. Heywood, CFA	Vice President, Portfolio Manager, Equity Analyst	May 2005
Daniel J. Prislin, CFA	Vice President, Senior Portfolio Manager, Equity Analyst	May 2005
Christopher M. Ericksen, CFA	Vice President, Portfolio Manager, Equity Analyst	July 2007
Van Tran	Assistant Vice President, Portfolio Manager, Equity Analyst	February 2010
Ian D. Ferry	Assistant Vice President, Portfolio Manager, Equity Analyst	January 2013

Effective January 1, 2013, the following replaces the information in the section entitled “Who manages the Fund - Portfolio managers.”

Portfolio managers

Jeffrey S. Van Harte, Christopher J. Bonavico, Kenneth F. Broad, Patrick G. Fortier, Gregory M. Heywood, Daniel J. Prislin, Christopher M. Ericksen, Van Tran, and Ian D. Ferry comprise the portfolio management team that makes day-to-day investment decisions for Delaware Select Growth Fund. Each member of the portfolio management team serves as a generalist and has a significant role in making investment recommendations. The Fund is divided into segments with each portfolio manager having investment discretion with respect to his or her assigned segment. No individual member of the portfolio management team has primary responsibility for managing the Fund. Messrs. Van Harte, Bonavico, Broad, Fortier, Heywood, and Prislin assumed responsibility for the Fund in May 2005. Mr. Ericksen assumed responsibility for the Fund in July 2007. Ms. Tran assumed responsibility for the Fund in February 2010. Mr. Ferry assumed responsibility for the Fund in January 2013.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer – Focus Growth Equity
Jeffrey S. Van Harte is the chief investment officer for the Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in April 2005 in his current position, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Christopher J. Bonavico joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining the firm, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Kenneth F. Broad joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining the firm, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

Patrick G. Fortier, CFA, Vice President, Portfolio Manager, Equity Analyst
Patrick G. Fortier joined Delaware Investments in April 2005 as a portfolio manager on the Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining the firm, he was a portfolio manager at Transamerica Investment Management. Before joining Transamerica in 2000, he worked for OLDE Equity Research as an equity analyst. Fortier received his bachelor’s degree in finance from the University of Kentucky.

Gregory M. Heywood, CFA, Vice President, Portfolio Manager, Equity Analyst
Gregory M. Heywood joined Delaware Investments in April 2005 as a portfolio manager and analyst on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining the firm, he was a research analyst at Transamerica Investment Management. Before joining Transamerica in 2004, he worked as a senior analyst for Wells Capital Management from 2003 to 2004 and Montgomery Asset Management from 1996 to 2003, where he was responsible for emerging market equity research. From 1993 to 1995, he was an analyst at Globalvest Management and Valuevest Management, where he researched emerging market and developed international market companies. Heywood received a bachelor’s degree in economics and an MBA in finance from the University of California at Berkeley.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Daniel J. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining the firm, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Christopher M. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining the firm, he was a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Van Tran, Assistant Vice President, Portfolio Manager, Equity Analyst
Van Tran became a portfolio manager on the Focus Growth Equity team in February 2010. This team, which is based in San Francisco, is responsible for large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining the firm in April 2005 as an equity analyst, she was a research analyst at Transamerica Investment Management. Before joining Transamerica in 2000, Tran worked for PaineWebber from 1999 to 2000 and CIBC Oppenheimer from 1996 to 1999. She received her bachelor’s degree from the University of California at San Diego.

Ian D. Ferry, Assistant Vice President, Portfolio Manager, Equity Analyst
Ian D. Ferry became a portfolio manager on the Focus Growth Equity team in January 2013. This team, which is based in San Francisco, is responsible for large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments in November 2011 as an equity analyst, Ferry was an equity research analyst with Fidelity. Previously, he worked with HarbourVest Partners from 2005 to 2008 in its private equity group, where he analyzed and completed growth equity investments and leveraged buyouts for the firm. Ferry began his career with Houlihan Lokey in 2004 as a financial analyst. He earned a bachelor’s degree in finance from Tulane University and an MBA, with a concentration in management, from The Wharton School of the University of Pennsylvania.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated December 28, 2012.